Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Commitments and Contingencies
16.	Commitments and Contingencies

Commitments under time charter agreements (Lessor)

As of December 31, 2024 and 2023, future minimum contractual time charter revenue, based on the Group’s vessels’ committed, non-cancellable time charter agreements, net of address commissions were nil.